Share-based payments reserve (Details 4)	12 Months Ended
Aug. 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.45
Number of options outstanding	10,500,000
Number of options exercisable	6,360,000
Remaining contractual life	2 years 9 months 18 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.50
Number of options outstanding	5,500,000
Number of options exercisable	4,400,000
Expiry date	Aug. 17, 2027
Remaining contractual life	2 years
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.45
Number of options outstanding	2,400,000
Number of options exercisable	1,440,000
Expiry date	Aug. 28, 2028
Remaining contractual life	3 years
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Number of exercise price outstanding | $ / shares	$ 0.36
Number of options outstanding	2,600,000
Number of options exercisable	520,000
Expiry date	Dec. 24, 2029
Remaining contractual life	4 years 3 months 18 days